Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of capital expenditures contracted

	December 31,	December 31,
	2018	2019
Property and equipment	1,454,031	551,582
Leasehold improvements	149,551	68,652
Total	1,603,582	620,234